DOCUMENT AND ENTITY INFORMATION	8 Months Ended
Dec. 31, 2012
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	pltyf
Entity Common Stock, Shares Outstanding	14,292,228
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes